Employee Benefits - Analysis of expenses (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Classes of employee benefits expense
Total employee benefits	€ 10,026	€ 5,536	€ 21,550	€ 12,089
Selling, general and administrative expenses.
Classes of employee benefits expense
Total employee benefits	6,326	2,293	13,270	4,876
Research and development expenses
Classes of employee benefits expense
Total employee benefits	€ 3,700	€ 3,243	€ 8,280	€ 7,213